Share Capital (Details) - Schedule of changes in number of options granted - Non-Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of Options Outstanding	18,082	23,664	18,664
Weighted average exercise price Options outstanding	$ 17.97	$ 27.44	$ 33.44
Number of options Granted			5,000
Weighted average exercise price Granted			$ 5.07
Number of options Exercised		(1,250)
Weighted average exercise price Exercised		$ 5.07
Number of options Expired	(2,666)	(4,332)
Weighted average exercise price Expired	$ 64.61	$ 61.85
Number of Options outstanding	15,416	18,082	23,664
Weighted average exercise price Options outstanding	$ 16.04	$ 17.97	$ 27.44
Number of options exercisable	7,891	8,057	10,202
Weighted average exercise price options exercisable	$ 10.2	$ 18.42	$ 46.03